Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performa
n
ce, refer to “Compensation Discussion and Analysis.”

Year					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (4)		Net Income ($ Millions)	Consolidated Adjusted EBITDA ($1 Millions)
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	1,921,657	(35,584,393)	924,506	(13,013,980)	146.05	157.30	(32.9)	78.6

2022	1,971,164	(33,620,506)	1,069,255	(12,569,618)	201.77	121.81	(31.8)	66.2

2021	58,421,251	78,926,873	21,580,836	30,171,824	320.50	152.66	(25.3)	73.2

2020	4,731,136	7,308,709	2,301,038	3,509,808	140.73	115.89	(57.9)	54.5
(1)
Vijay Manthripragada was our PEO for each year presented. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2020-2023

Allan Dicks

Nasym Afsari

Joshua W. LeMaire

Jose M. Revuelta
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below
.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. We revised the Compensation Actually Paid for our NEOs in 2020 in accordance with new SEC guidance. In last year’s Pay Versus Performance disclosure, we measured the change in fair value of the outstanding equity awards in 2020 from the IPO date. In this year’s disclosure, we measured the change in fair value from the end of the preceding fiscal year (i.e., fiscal year-end
201
9
).

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada

2023	1,921,657	—	(37,506,050)	(35,584,393)

2020	4,731,136	(1,438,887)	4,016,460	7,308,709

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	924,506	—	(13,938,486)	(13,013,980)

2020	2,301,038	(719,453)	1,928,223	3,509,808
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted during Year that Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Vijay Manthripragada ($)	Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Vijay Manthripragada ($)	Fair Value of Last Day of Prior Year of Equity Awards Forfeited during Year for Vijay Manthripragada ($)	Total Inclusion of Equity Values for Vijay Manthripragada ($)

2023	—	(36,654,886)	—	(851,164)	—	(37,506,050)

2020	3,907,850	114,903	—	(6,293)	—	4,016,460

Year	Average year End Fair Value Awards Granted during Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	—	(13,512,892)	—	(425,594)	—	(13,938,486)

2020	1,953,945	68,941	—	(94,663)	—	1,928,223
(4)
The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100.00 was invested for the period starting July 23, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Consolidated Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2023. Adjusted EBITDA is a
non-GAAP
measure that adds back
non-recurring
expenses. Consolidated Adjusted EBITDA, a
non-GAAP
measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form
8-K.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote

2020-2023

Allan Dicks

Nasym Afsari

Joshua W. LeMaire

Jose M. Revuelta

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the MSCI USA ESG Leaders Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100.00 was invested for the period starting July 23, 2020, through the end of the listed year in the Company and in the MSCI USA ESG Leaders Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,921,657	$ 1,971,164	$ 58,421,251	$ 4,731,136
PEO Actually Paid Compensation Amount	$ (35,584,393)	(33,620,506)	78,926,873	7,308,709
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for Vijay Manthripragada ($)	Exclusion of Stock Awards and Option Awards for Vijay Manthripragada ($)	Inclusion of Equity Values for Vijay Manthripragada ($)	Compensation Actually Paid to Vijay Manthripragada

2023	1,921,657	—	(37,506,050)	(35,584,393)

2020	4,731,136	(1,438,887)	4,016,460	7,308,709

Year	Year End Fair Value of Equity Awards Granted during Year that Remained Unvested as of Last Day of Year for Vijay Manthripragada ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Vijay Manthripragada ($)	Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Vijay Manthripragada ($)	Change In Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Vijay Manthripragada ($)	Fair Value of Last Day of Prior Year of Equity Awards Forfeited during Year for Vijay Manthripragada ($)	Total Inclusion of Equity Values for Vijay Manthripragada ($)

2023	—	(36,654,886)	—	(851,164)	—	(37,506,050)

2020	3,907,850	114,903	—	(6,293)	—	4,016,460

Non-PEO NEO Average Total Compensation Amount	$ 924,506	1,069,255	21,580,836	2,301,038
Non-PEO NEO Average Compensation Actually Paid Amount	$ (13,013,980)	(12,569,618)	30,171,824	3,509,808
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	924,506	—	(13,938,486)	(13,013,980)

2020	2,301,038	(719,453)	1,928,223	3,509,808

Year	Average year End Fair Value Awards Granted during Year that Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in Prior Years for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted during Year that Vested during Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in Prior Years that Vested during Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited during Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	—	(13,512,892)	—	(425,594)	—	(13,938,486)

2020	1,953,945	68,941	—	(94,663)	—	1,928,223

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal ye
a
rs.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our and our Adjusted EBITDA during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal ye
a
rs.

Total Shareholder Return Amount	$ 146.05	201.77	320.5	140.73
Peer Group Total Shareholder Return Amount	157.3	121.81	152.66	115.89
Net Income (Loss)	$ (32,900,000)	$ (31,800,000)	$ (25,300,000)	$ (57,900,000)
Company Selected Measure Amount	78,600,000	66,200,000	73,200,000	54,500,000
PEO Name	Vijay Manthripragada
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a
non-GAAP
measure that adds back
non-recurring
expenses. Consolidated Adjusted EBITDA, a
non-GAAP
measure, represents net income (loss) before interest expense, income tax expense (benefit) and depreciation and amortization, adjusted for the impact of certain other items, including stock-based compensation expense, acquisition-related costs and fair value-related changes, as set forth in greater detail in our quarterly and annual earnings releases furnished to the SEC as exhibits to Current Reports on Form
8-K.

PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0			$ (1,438,887)
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,506,050)			4,016,460
PEO | Year End Fair Value Of Equity Awards Granted During Year that Remained Unvested as Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			3,907,850
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,654,886)			114,903
PEO | Vesting Date Fair Value Of Equity Awards Granted during Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0
PEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards Granted in Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(851,164)			(6,293)
PEO | Fair Value Of Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0
PEO | Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,506,050)			4,016,460
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			(719,453)
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,938,486)			1,928,223
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year that Remained Unvested as Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			1,953,945
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,512,892)			68,941
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted during Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards Granted in Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(425,594)			(94,663)
Non-PEO NEO | Fair Value Of Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0			0
Non-PEO NEO | Total Average Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,938,486)			$ 1,928,223